October 3, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

Re:	Intrepid Capital Management Funds Trust File Nos. 333-118634 and 811-21625 Rule 497(j) Certification

Ladies and Gentlemen:

        The undersigned officer of Intrepid Capital Management Funds Trust (the “Fund”) does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

        1.        that the form of statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 2 to Form N-1A Registration Statement filed by the Fund on September 28, 2005, which is the most recent amendment to such registration statement; and

        2.        that the text of Post-Effective Amendment No. 2 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on September 28, 2005.

Very truly yours,
INTREPID CAPITAL MANAGEMENT
FUNDS TRUST
By: /s/ Mark Travis
Mark Travis
President